TAXES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2022
TAXES PAYABLE
Schedule of taxes payable

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Income taxes payable	113,658	419,709
VAT payable	11,495	(117,336)
Other taxes payable	—	309
Total taxes payable (receivable)	125,153	302,682